OLD MUTUAL ADVISOR FUNDS II

Supplement Dated June 1, 2006

This Supplement updates certain information contained in the currently effective Prospectus as Supplemented dated March 31, 2006, for the Class Z shares of Old Mutual Advisor Funds II. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling toll-free 1-800-433-0051 or via the Internet at www.omfunds.com.

In the Prospectus as Supplemented dated March 31, 2006, the following Average Annual Total Returns Tables are deleted in their entirety and replaced with the following Average Annual Total Returns Tables:

Old Mutual Growth Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Past 10 Years
Growth Fund - Class Z Before Taxes	11.21%	-7.26%	0.82%
Growth Fund - Class Z After Taxes on Distributions	11.21%	-7.26%	0.41%
Growth Fund - Class Z* After Taxes on Distributions and Sale of Fund Shares	7.29%	-6.02%	0.73%
Russell Mid-Cap Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.10%	1.38%	9.27%
S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.55%	8.60%	14.36%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Large Cap Growth Concentrated Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (11/29/96)
Large Cap Growth Concentrated Fund - Class Z Before Taxes
	5.33%	-7.79%	9.68%
Large Cap Growth Concentrated Fund - Class Z After Taxes on Distributions
	5.33%	-7.79%	8.69%
Large Cap Growth Concentrated Fund - Class Z* After Taxes on Distributions and Sale of Fund Shares

	3.46%	-6.45%	8.42%
Russell 1000® Growth Index** (Reflects No Deduction for Fees, Expenses or Taxes)

	5.26%	-3.58%	4.77%
*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

**	The since inception returns for the Russell 1000® Growth Index was calculated as of 11/30/96.

Old Mutual Mid-Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (4/30/97)
Mid-Cap Fund - Class Z Before Taxes	6.41%	7.87%	17.54%
Mid-Cap Fund - Class Z After Taxes on Distributions	4.38%	7.12%	14.06%
Mid-Cap Fund - Class Z* After Taxes on Distributions and Sale of Fund Shares	5.07%	6.58%	13.32%
S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.55%	8.60%	14.24%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Small Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (4/30/97)
Small Cap Fund - Class Z Before Taxes	2.04%	3.17%	12.18%
Small Cap Fund - Class Z After Taxes on Distributions	2.04%	3.17%	11.37%
Small Cap Fund - Class Z After Taxes on Distributions and Sale of Fund Shares	1.33%	2.72%	10.27%
Russell 2000® Index (Reflects No Deduction for Fees, Expenses or Taxes)	4.55%	8.22%	9.45%

Old Mutual Strategic Small Company Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (12/31/96)
Strategic Small Company Fund - Class Z Before Taxes	5.81%	0.79%	9.52%
Strategic Small Company Fund - Class Z After Taxes on Distributions	5.81%	0.79%	8.17%
Strategic Small Company Fund - Class Z After Taxes on Distributions and Sale of Fund Shares	3.78%	0.67%	7.59%
Russell 2000® Index* (Reflects No Deduction for Fees, Expenses or Taxes)	4.55%	8.22%	8.48%

Old Mutual TS&W Small Cap Value Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (7/31/00)
TS&W Small Cap Value Fund - Class Z Before Taxes	8.43%	18.79%	20.91%
TS&W Small Cap Value Fund - Class Z* After Taxes on Distributions	6.60%	N/A	N/A
TS&W Small Cap Value Fund - Class Z* After Taxes on Distributions and Sale of Fund Shares	7.09%	N/A	N/A
Russell 2000® Value Index (Reflects No Deduction for Fees, Expenses or Taxes)	4.71%	13.55%	14.87%

*

Since Inception and Past 5 Year returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are not shown for the Fund’s predecessor as the predecessor was not registered under the 1940 Act and, unlike a registered investment company, not required to make distributions. The average annual total return of the Class Z before taxes from its inception date of July 25, 2003, to December 31, 2005, was 25.32%. The average annual total returns of the Class Z after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date (July 25, 2003) to December 31, 2005 were 24.18% and 21.72%, respectively.

Old Mutual Dwight Intermediate Fixed Income Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Since Inception (7/31/03)
Dwight Intermediate Fixed Income Fund - Class Z Before Taxes	2.69%	5.29%
Dwight Intermediate Fixed Income Fund - Class Z After Taxes on Distributions	1.28%	3.56%
Dwight Intermediate Fixed Income Fund - Class Z* After Taxes on Distributions and Sale of Fund Shares	1.76%	3.51%
Lehman Intermediate U.S. Aggregate Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.01%	3.66%

*

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Dwight Short Term Fixed Income Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (8/31/99)
Dwight Short Term Fixed Income Fund - Class Z*	2.11%	3.62%	4.29%
Dwight Short Term Fixed Income Fund - Class Z*/** After Taxes on Distributions	1.08%	N/A	N/A
Dwight Short Term Fixed Income Fund - Class Z*/** After Taxes on Distributions and Sale of Fund Shares	1.36%	N/A	N/A
Merrill Lynch U.S. Treasuries, 1-3 years (Reflects No Deduction for Fees, Expenses or Taxes)	1.67%	3.67%	4.34%
*	Data includes performance of a predecessor fund whose inception date was August 31, 1999.
**

Average annual total returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are shown only for Past 1 Year returns because until October 19, 2004, Fund shares were sold only to individual retirement accounts.

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